Restructuring Activities (Tables)	12 Months Ended
Dec. 31, 2012
Aggregate Charges Associated with Restructuring Plans Recorded in Operating Income

The following table sets forth aggregate restructuring charges recorded in our consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010 (in thousands):

Statement of Operations Caption	2012	2011	2010
Cost of net revenue	$3,113	$2,915	$3,896
Research and development	1,278	433	488
Sales and marketing	2,504	4,954	1,539
General and administrative	13,430	19,980	9,344

Total operating expenses	20,325	28,282	15,267
Interest expense, including amortization of original issue discounts and deferred financing costs	277	280	348
Other income, net	—	—	(3,494)
Equity earnings of unconsolidated entities, net of tax	—	580	3,009

Total charges	$20,602	$29,142	$15,130

Restructuring Activities Related to Restructuring Plans

The following table summarizes the restructuring activities related to our 2012 restructuring plans for the year ended December 31, 2012 (in thousands):

	Professional Diagnostics	Health Information Solutions	Total
Severance-related costs	$4,732	$3,045	$7,777
Facility and transition costs	119	1,234	1,353
Other exit costs	—	15	15

Cash charges	4,851	4,294	9,145
Fixed asset and inventory impairments	304	2,689	2,993
Intangible asset impairments	—	2,988	2,988
Other non-cash charges	—	(31)	(31)

Total charges	$5,155	$9,940	$15,095

	Professional Diagnostics
	2012	2011	Since Inception
Severance-related costs	$3,161	$12,047	$15,208
Facility and transition costs	1,599	361	1,960

Cash charges	4,760	12,408	17,168
Fixed asset and inventory impairments	704	659	1,363

Total charges	$5,464	$13,067	$18,531

	Health Information Solutions
	2012	2011	Since Inception
Severance-related costs	$—	$2,254	$2,254
Facility and transition costs	(723)	6,341	5,618
Other exit costs	78	94	172

Cash charges	(645)	8,689	8,044
Fixed asset and inventory impairments	85	864	949
Intangible asset impairments	—	2,935	2,935
Other non-cash charges	—	761	761

Total charges	$(560)	$13,249	$12,689

	Corporate and Other
	2012	2011	Since Inception
Severance-related costs	$(3)	$1,193	$1,190

Cash charges	(3)	1,193	1,190
Fixed asset and inventory impairments	—	3	3

Total charges	$(3)	$1,196	$1,193

	Professional Diagnostics
	2012	2011	2010	Since Inception
Severance-related costs	$—	$74	$2,406	$2,480
Facility and transition costs	—	174	812	986
Other exit costs	—	—	10	10

Cash charges	—	248	3,228	3,476
Fixed asset and inventory impairments	—	—	126	126

Total charges	$—	$248	$3,354	$3,602

	Health Information Solutions
	2012	2011	2010	Since Inception
Severance-related costs	$—	$—	$4,647	$4,647
Facility and transition costs (recoveries)	(84)	40	2,436	2,392
Other exit costs	52	98	190	340

Cash charges (recoveries)	(32)	138	7,273	7,379
Fixed asset and inventory impairments	—	—	165	165

Total charges (recoveries)	$(32)	$138	$7,438	$7,544

	2012	2011	2010	Since Inception
Severance-related costs (recoveries)	$(16)	$(74)	$154	$3,364
Facility and transition costs (recoveries)	(32)	577	1,644	4,180
Other exit costs (recoveries)	—	—	(3,443)	3,842

Cash charges (recoveries)	(48)	503	(1,645)	11,386
Fixed asset and inventory impairments (recoveries)	—	(125)	399	5,796

Total charges (recoveries)	$(48)	$378	$(1,246)	$17,182

	2011	2010	Since Inception
Severance-related costs	$30	$747	$5,797
Facility and transition costs	479	2,364	5,396
Other exit costs	—	145	283

Cash charges	509	3,256	11,476
Fixed asset and inventory impairments (recoveries)	71	(247)	4,635

Total charges included in equity earnings of unconsolidated entities, net of tax	$580	$3,009	$16,111

	2012	2011	2010	Since Inception
Severance-related costs	$—	$—	$158	$4,505
Facility and transition costs	554	198	1,358	5,267
Other exit costs	132	88	97	698

Cash charges	686	286	1,613	10,470
Fixed asset and inventory impairments	—	—	912	5,011

Total charges	$686	$286	$2,525	$15,481

Cash Activity for Restructuring Reserves

The following table summarizes our restructuring reserves related to the plans described above, of which $5.0 million is included in accrued expenses and other current liabilities and $1.2 million is included in other long-term liabilities on our consolidated balance sheets (in thousands):

	Severance- related Costs	Facility and Transition Costs	Other Exit Costs	Total
Balance, December 31, 2009	$8,426	$3,630	$6,850	$18,906
Cash charges (recoveries)	7,408	6,257	(3,146)	10,519
Cash charges borne by SPD(1)	1,494	4,728	290	6,512
Payments	(14,995)	(10,183)	(380)	(25,558)
Currency adjustments	(346)	(174)	(156)	(676)

Balance, December 31, 2010	1,987	4,258	3,458	9,703
Cash charges	15,494	7,691	280	23,465
Cash charges borne by SPD(1)	60	958	—	1,018
Payments	(13,923)	(7,592)	(3,133)	(24,648)
Currency adjustments	(238)	(100)	(12)	(350)

Balance, December 31, 2011	3,380	5,215	593	9,188
Cash charges	10,919	2,667	277	13,863
Payments	(11,118)	(5,469)	(248)	(16,835)
Currency adjustments	(14)	16	—	2

Balance, December 31, 2012	$3,167	$2,429	$622	$6,218

(1)	Amounts represent 100% of the charges borne by SPD.